Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 110,741	$ 110,895
Demand deposits with banks - Interest bearing	326,437	378,629
Cash equivalents - Interest bearing	1,664,473	1,799,366
Cash due from banks	2,101,651	2,288,890
Securities purchased under agreement to resell	148,813	0
Short-term investments	519,755	409,482
Investment in securities
Trading	6,313	321,299
Available-for-sale	3,332,738	2,201,349
Held-to-maturity (fair value: $1,046,828 (2015: $701,495))	1,061,103	701,282
Total investment in securities	4,400,154	3,223,930
Loans
Loans	3,614,725	4,049,457
Allowance for credit losses	(44,247)	(49,302)
Loans, net of allowance for credit losses	3,570,478	4,000,155
Premises, equipment and computer software	167,773	183,378
Accrued interest	22,780	17,460
Goodwill	19,622	23,462
Intangible assets	42,289	27,669
Equity method investments	13,482	12,786
Other real estate owned	14,199	11,206
Other assets	82,549	77,145
Total assets	11,103,545	10,275,563
Bank deposits
Total deposits	10,033,649	9,182,146
Employee benefit plans	139,967	122,135
Accrued interest	2,143	2,744
Preference share dividends payable	0	654
Other liabilities	100,044	100,530
Total other liabilities	242,154	226,063
Long-term debt	117,000	117,000
Total liabilities	10,392,803	9,525,209
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Preference share capital (USD 0.01 par; USD 1,000 liquidation preference) issued and outstanding: nil (2015: 182,863)	0	2
Common share capital (BMD 0.01 par; authorised voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 53,284,872 (2015: 47,293,253)	533	473
Additional paid-in capital	1,142,608	1,225,344
Accumulated deficit	(287,677)	(368,618)
Less: treasury common shares, at cost: 2,066 (2015: 924,031)	(42)	(16,350)
Accumulated other comprehensive loss	(144,680)	(90,497)
Total shareholders’ equity	710,742	750,354
Total liabilities and shareholders’ equity	11,103,545	10,275,563
Customers
Bermuda
Non-interest bearing	1,733,684	1,348,878
Interest bearing	4,213,417	2,922,830
Non-Bermuda
Non-interest bearing	651,329	532,867
Interest bearing	3,411,423	4,363,093
Bank deposits
Total deposits	10,009,853	9,167,668
Banks
Bank deposits
Bermuda	344	403
Non-Bermuda	23,452	14,075
Total deposits	$ 23,796	$ 14,478